Loan Receivables - Schedule of Aging of Loan, Advances and Financing Past Due of Average Credit Period (Details)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Schedule of Aging of Loan, Advances and Financing Past Due of Average Credit Period [Line Items]
Aging of loan, advances and financing	RM 183,817	$ 43,634	RM 2,300,290
30 days [Member]
Schedule of Aging of Loan, Advances and Financing Past Due of Average Credit Period [Line Items]
Aging of loan, advances and financing	31,180	7,401	208,557
31 days to 60 days [Member]
Schedule of Aging of Loan, Advances and Financing Past Due of Average Credit Period [Line Items]
Aging of loan, advances and financing	31,180	7,401	974,151
61 days to 210 days [Member]
Schedule of Aging of Loan, Advances and Financing Past Due of Average Credit Period [Line Items]
Aging of loan, advances and financing	70,894	16,829	990,446
211 days to 240 days [Member]
Schedule of Aging of Loan, Advances and Financing Past Due of Average Credit Period [Line Items]
Aging of loan, advances and financing	50,563	12,003	127,136
241 days to 1 year [Member]
Schedule of Aging of Loan, Advances and Financing Past Due of Average Credit Period [Line Items]
Aging of loan, advances and financing